Derivative Instruments and Hedge Activities - Summary of Other Interest Rate Swaps (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Derivative [Line Items]
Notional Amount	$ 331,712,000	$ 151,213,000
Derivative assets fair value	3,913,000	4,317,000
Derivative liabilities fair value	1,190,000	559,000
Other Interest Rate Swaps
Derivative [Line Items]
Notional Amount	81,712,000	51,213,000
Derivative assets fair value	648,000	598,000
Derivative liabilities fair value	$ 645,000	$ 559,000
Weighted average pay rates	4.26%	4.08%
Weighted average receive rates	3.68%	2.91%
Weighted average maturity	6 years 1 month 7 days	7 years 10 months 24 days